Share Based Compensation (PSU Expense) (Details) (Performance Share Units [Member}, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Performance Share Units [Member}
Performance Shares Details [Line Items]
Peformance shares, expense (recovery)	$ 3,222	$ 1,185
Performance shares, unrecognized compensation cost	4,061	2,218
Performance shares, compensation cost accrued	$ 4,300	$ 1,188